NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
[illegible] BLACKWELL ROAD
ROCKVILLE MD 20850

07073919

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
SEP 2 5 2007
1088

By Facsimile and First Class Mail

September 25, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERT NAS 001-33700

Dear Ms. Peters:

This is to certify that on September 25, 2007, The Nasdaq Stock Market (the "Exchange") received from GlobalOptions Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

PROCESSED
OCT 04 2007
THOMSON
FINANCIAL

Sincerely,

Gary Sundick

END